UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09915

Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Small-Cap Growth Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 4.0%
AAR Corp. (1)	13,910	$379,326
Alliant Techsystems, Inc. (1)	5,400	559,062
Ceradyne, Inc. (1)	14,525	464,219
		$1,402,607
Beverages — 0.8%
Central European Distribution Corp. (1)	5,070	$295,023
		$295,023
Biotechnology — 1.8%
Martek Biosciences Corp. (1)	21,120	$645,638
		$645,638
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	4,620	$419,219
Lazard, Ltd., Class A	13,820	527,924
		$947,143
Chemicals — 2.9%
International Flavors & Fragrances, Inc.	8,890	$391,604
Terra Industries, Inc. (1)	12,455	442,526
Zep, Inc.	11,170	181,177
		$1,015,307
Commercial Banks — 1.1%
Boston Private Financial Holdings, Inc.	7,790	$82,496
Cullen/Frost Bankers, Inc.	3,110	164,954
East-West Bancorp, Inc.	8,220	145,905
		$393,355
Commercial Services & Supplies — 3.6%
Clean Harbors, Inc. (1)	3,550	$230,750
Courier Corp.	3,250	81,088
FTI Consulting, Inc. (1)	13,470	956,909
		$1,268,747
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc. (1)	70,990	$518,227
Stratasys, Inc. (1)	5,680	101,104
Synaptics, Inc. (1)	7,210	172,175
		$791,506
Construction & Engineering — 2.0%
Foster Wheeler, Ltd. (1)	12,410	$702,654
		$702,654
Distributors — 1.8%
LKQ Corp. (1)	27,920	$627,362
		$627,362
Electrical Equipment — 0.3%
Valence Technology, Inc. (1)	23,280	$102,665
		$102,665

Electronic Equipment & Instruments — 3.5%
Daktronics, Inc.	23,375	$418,646
FLIR Systems, Inc. (1)	18,490	556,364
National Instruments Corp.	10,000	261,400
		$1,236,410
Energy Equipment & Services — 5.8%
Hornbeck Offshore Services, Inc. (1)	9,025	$412,172
ION Geophysical Corp. (1)	39,500	545,100
NATCO Group, Inc., Class A (1)	11,640	544,170
Willbros Group, Inc. (1)	17,971	549,913
		$2,051,355
Health Care Equipment & Supplies — 9.1%
Analogic Corp.	8,290	$551,617
Cooper Cos., Inc. (The)	13,811	475,513
IDEXX Laboratories, Inc. (1)	4,640	228,566
Immucor, Inc. (1)	5,690	121,425
ResMed, Inc. (1)	4,080	172,094
Sirona Dental Systems, Inc. (1)	18,140	489,236
West Pharmaceutical Services, Inc.	14,565	644,210
Wright Medical Group, Inc. (1)	22,480	542,667
		$3,225,328
Health Care Providers & Services — 1.3%
VCA Antech, Inc. (1)	16,490	$451,002
		$451,002
Household Products — 1.7%
Church & Dwight Co., Inc.	11,295	$612,641
		$612,641
Insurance — 2.9%
Philadelphia Consolidated Holding Corp. (1)	15,660	$504,252
Protective Life Corp.	12,280	498,077
		$1,002,329
IT Services — 1.1%
Euronet Worldwide, Inc. (1)	20,490	$394,637
		$394,637
Life Sciences Tools & Services — 1.7%
Bruker BioSciences Corp. (1)	39,800	$612,522
		$612,522
Machinery — 4.3%
Bucyrus International, Inc., Class A	2,970	$301,901
Kadant, Inc. (1)	21,580	634,020
Titan International, Inc.	19,040	582,814
		$1,518,735
Media — 1.5%
Central European Media Enterprises, Ltd., Class A (1)	6,100	$519,903
		$519,903
Metals & Mining — 5.2%
Cleveland-Cliffs, Inc.	5,930	$710,533
Harry Winston Diamond Corp.	10,880	260,747
IAMGOLD Corp.	67,550	495,142
Yamana Gold, Inc.	25,054	366,289
		$1,832,711

Multiline Retail — 2.6%
Big Lots, Inc. (1)	28,920	$644,916
Dollar Tree, Inc. (1)	9,140	252,173
		$897,089
Oil, Gas & Consumable Fuels — 14.4%
Clean Energy Fuels Corp. (1)	7,470	$99,799
Denbury Resources, Inc. (1)	29,600	845,080
Forest Oil Corp. (1)	13,250	648,720
Goodrich Petroleum Corp. (1)	18,800	565,504
Petrohawk Energy Corp. (1)	39,580	798,329
Quicksilver Resources, Inc. (1)	23,080	843,112
Range Resources Corp.	14,200	900,990
St. Mary Land & Exploration Co.	10,100	388,850
		$5,090,384
Personal Products — 1.8%
Herbalife, Ltd.	13,640	$647,900
		$647,900
Real Estate Management & Development — 0.5%
St. Joe Co. (The)	3,700	$158,841
		$158,841
Road & Rail — 2.3%
Kansas City Southern (1)	14,530	$582,798
Landstar System, Inc.	4,540	236,806
		$819,604
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc. (1)	42,630	$565,274
Intersil Corp., Class A	23,330	598,881
Verigy, Ltd. (1)	27,510	518,288
		$1,682,443
Software — 4.5%
Mentor Graphics Corp. (1)	53,260	$470,286
Parametric Technology Corp. (1)	32,645	521,667
Sybase, Inc. (1)	22,700	597,010
		$1,588,963
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	15,730	$535,607
		$535,607
Trading Companies & Distributors — 2.1%
GATX Corp.	8,300	$324,281
United Rentals, Inc. (1)	22,790	429,364
		$753,645
Total Common Stocks (identified cost $29,218,471)		$33,824,056

Short-Term Investments — 4.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (2)	$1,454	1,453,776
Total Short-Term Investments (identified cost $1,453,776)		$1,453,776
Total Investments — 100.0% (identified cost $30,672,247)		$35,277,832
Other Assets, Less Liabilities — 0.0%		$11,462
Net Assets — 100.0%		$35,289,294

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $23,520.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,690,263
Gross unrealized appreciation	6,800,835
Gross unrealized depreciation	(2,213,266)
Net unrealized appreciation	$4,587,569

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$35,277,832	$—
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$35,277,832	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008